STOCKHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

Common stock

On July 8, 2020, the Company raised £7.7 million ($9.7 million) (£7.1 million ($9.0 million) net of transaction costs) through the issuance of 21,898,400 shares of common stock at a share price of 35 pence ($0.44) per share.

On February 18, 2020 the Company raised £22 million ($28.6 million) (£20.9 million ($27.2 million) net of transaction costs) through the issuance of 44 million common stock at a share price of 50 pence ($0.65) per share. A warrant was also issued on the basis of one share for every two common shares issued and have an exercise price of 100 pence ($1.37) per share and is exercisable for five years from the date of issuance.

On March 22, 2021 the Company completed its recapitalization with LOAC and received $11.5 million ($7.7 million net of transaction costs) through the issuance of 31 million shares of common stock at £1.10 ($1.51) per share. Additionally, the Company also issued 4.3 million warrants to purchase 16.3 million shares of common stock at £1.10 ($1.51) per common share and assumed 240,000 units to purchase the Company’s common stock and warrants.

On March 22, 2021, concurrently with the merger of LOAC, the Company raised $25.0 million ($23.0 million net of transaction costs) through the issuance of 16.4 million common stock at a share price of £1.10 ($1.51) per share.

On April 15, 2021, following filing of our Annual Report on Form 20-F, the Directors who were unable to participate in the March 2021 financing, purchased 1.3 million shares of common stock, at the same terms as the March 2021 financing, for a total of approximately £1.4 million ($2.0 million).

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Units

On March 22, 2021, as part of the recapitalization with LOAC, the Company issued 240,000 units. Each unit is for 8.28465 common shares and a warrant to purchase 3.76575 common share at a price of $1.39 per common share. The units are exercisable at $11.50 per unit and expire on August 28, 2023. The relative fair value of the units assumed of $418 was allocated from the total net proceeds of the merger on a relative basis to the common stock, warrants and units.

Warrants

On February 18, 2020, the Company issued 22 million warrants as part of the issuance of common stock. The warrants have an exercise price of 100 pence ($1.37) per share and are immediately exercisable for five years from the date of issuance. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $3,270 was allocated from the total net proceeds of the common stock issuance on a relative basis to the common stock and warrants.

On March 22, 2021, the Company issued 4.0 million public warrants to purchase 15.1 million common shares as part of the LOAC recapitalization. The warrants have an exercise price of £1.10 ($1.53) per common share and are immediately exercisable for five years from the date of issuance. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants assumed of $1,037 was allocated from the total net proceeds of the merger on a relative basis to the common stock, warrants and units.

The following table summarizes the common stock warrant activity for the six months ended June 30, 2021:

Balance at January 1, 2021	21,924,307
Issuances	11,850,000
Exercises	(31,859)
Balance at June 30, 2021	33,742,448

Options

The Company has a long-term incentive plan, the 4D Pharma plc 2015 Long Term Incentive Plan (the “Plan”) which was established in 2015, and expires in ten years. The Plan limits the number of shares issued under the scheme on a cumulative basis to no more than 10% of the issued common stock of the Company. The number of shares available for issuance as of June 30, 2021 was 17,613,009. As of June 30, 2021, the Company had options to purchase 417,088 shares of common stock outstanding with a weighted-average exercise price of $0.0034. As of June 30, 2021, options to purchase 166,667 shares are vested and exercisable.

Stock-based compensation expense for the six months ended June 30, 2021 and 2020 was $85 and $139, respectively. As of June 30, 2021, total unrecognized stock-based compensation expense relating to unvested stock options was $67. This amount is expected to be recognized over a weighted-average period of 0.95 years.